Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Floating Rate Income Opportunity Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21579

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Floating Rate Income Opportunity Fund (the “Fund”) to be redeemed:

Variable Rate Term Preferred Shares, Series C-4, Liquidation Preference $100,000.00 per share (CUSIP 6706EN 803).

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate Term Preferred Shares

Series	Date
Series C-4	March 29, 2016

This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Term Preferred Shares are to be redeemed pursuant to Section 2.5(c)(i) of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to partially redeem the outstanding Variable Rate Term Preferred Shares, as set forth below:

Variable Rate Term Preferred Shares

Series	Number of Shares
C-4	230

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 26th day of February, 2016.

NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Assistant Vice President and Assistant Secretary